Earnings Per Share - Schedule of Basic Earnings (Losses) Per Share and Diluted Earnings (Losses) Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions		3 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Basic Earnings (Losses) Per Share and Diluted Earnings (Losses) Per Share [Abstract]
Net profits (losses) for the period attributable to owners of Coincheck Parent		¥ (1,377)	¥ 436
Basic net earnings (losses) per share		¥ (10.52)	¥ 3.56
Diluted net earnings (losses) per share		¥ (10.52)	¥ 3.56
Weighted-average number of shares, basic	[1]	130,814,526	122,587,617
Weighted-average number of shares, diluted	[1]	130,814,526	122,587,617

[1]	Weighted average number of shares has been retrospectively restated to reflect the Reverse Recapitalization.